Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares
Profit (loss) [Abstract]
Revenue	₪ 18,034	$ 4,812	₪ 1,668	₪ 292
Cost of revenue	1,426	380	52
Gross profit	16,608	4,432	1,616	292
Research and development expenses:
Research and development expenses	16,213	4,325	16,921	29,200
Participation in research and development expenses, net	3,227	861	(2,855)	(12,411)
Research and development expenses, net	19,440	5,186	14,066	16,789
General, administrative and marketing expenses	12,480	3,330	8,303	11,048
Operating loss	(15,312)	(4,084)	(20,753)	(27,545)
Financial income	1,650	440	253	93
Financial expenses	(225)	(60)	(380)	(441)
Financial income (expenses), net	1,425	380	(127)	(348)
Comprehensive loss	₪ (13,887)	$ (3,704)	₪ (20,880)	₪ (27,893)
Basic and diluted loss per ordinary share (NIS/USD) | (per share)	₪ 0.06	$ 0.02	₪ 0.16	₪ 0.28
Weighted average ordinary shares outstanding	219,229,229	219,229,229	133,187,048	100,624,945